Consolidated balance sheets - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021	[1]
Non-current assets
Goodwill		£ 398.3	£ 363.5
Intangible assets		227.9	234.2
Property, plant and equipment		80.5	73.5
Right-of-use assets		79.2	88.2
Investments		3.2	3.5
Deferred tax asset		12.1	13.2
Total non-current assets		801.2	776.1
Current assets
Inventories		68.0	58.2
Trade and other receivables		84.0	60.5	[2]
Current tax receivable		13.9	10.5
Derivative financial instruments		0.5	0.5
Cash and cash equivalents	[3]	89.0	95.1
Total current assets		255.4	224.8
Total assets		1,056.6	1,000.9
Current liabilities
Trade and other payables		(67.8)	(69.0)
Derivative financial instruments		(0.8)	(0.2)
Lease liabilities		(8.5)	(9.2)
Borrowings		(119.6)	(119.2)
Current tax liabilities		(5.1)	(4.4)
Total current liabilities		(201.8)	(202.0)
Net current assets		53.6	22.8
Non-current liabilities
Deferred tax liability		(32.1)	(41.5)
Lease liabilities		(95.8)	(101.3)
Total non-current liabilities		(127.9)	(142.8)
Total liabilities		(329.7)	(344.8)
Net assets		726.9	656.1
Equity
Share capital		0.5	0.5
Share premium account		269.4	268.3
Merger reserve		68.6	68.6
Own shares		(1.9)	(2.2)
Translation reserve		89.7	31.1
Hedging reserve		(0.1)	0.2
Retained earnings		300.7	289.6
Total equity attributable to the equity shareholders of the parent		£ 726.9	£ 656.1

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.
[2]	This relates to a measurement period adjustment to the consideration for the acquisition of BioVision, whereby this was reduced by $18.0m (£13.3m) but the cash was not received until the year ended 31 December 2022 (refer to note 29 for further details).
[3]	Within cash and cash equivalents at 31 December 2022 is £nil (31 December 2021: £nil, 31 December 2020: £1.3m; 30 June 2020: £0.9m) of cash relating to employee contributions to the Group’s share scheme ‘AbShare’, which is reserved for the purpose of purchasing shares upon vesting.